Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Pre-tax exposure to foreign currency exchange risk

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	USD	$86,985	$4,349
Accounts receivable	USD	136,894	6,845
Accounts payable and accrued liabilities	USD	(72,576)	(3,629)
Net foreign currency derivatives	USD	40,872	(38,811)

Counterparty credit risk, as represented by the carrying amount of the financial assets

	2020	2019

Cash and cash equivalents	$918,382	$1,062,431
Short-term investments	24,985	-
Accounts receivable [note 6]	166,788	323,430
Derivative assets [note 10]	45,605	10,504

Exposure to credit risk for trade receivables

Carrying
value

Investment grade credit rating	$160,093
Non-investment grade credit rating	5,961

Total gross carrying amount	$166,054
Loss allowance	-

Net	$166,054

Aged trade receivables

	Corporate	Other
	customers	customers	Total

Current (not past due)	$159,280	$3,649	162,929
1-30 days past due	133	434	567
More than 30 days past due	2,043	515	2,558

Total	$161,456	$4,598	166,054

Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2020:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,000,000	$-	$1,000,000
Letter of credit facilities [note 13]	1,698,340	1,596,488	101,852

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$233,649	$233,649	$233,649	$-	$-	$-
Long-term debt	995,541	1,000,000	-	-	500,000	500,000
Foreign currency contracts	4,733	4,733	1,658	3,075	-	-
Lease obligation [note 14]	7,951	8,525	3,657	3,896	972	-

Total contractual repayments	$1,241,874	$1,246,907	$238,964	$6,971	$500,972	$500,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$267,905	$37,840	$75,680	$44,255	$110,130

Carrying amounts and accounting classifications
At December 31, 2020

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$918,382	$-	$918,382
Short-term investments	-	24,985	-	24,985
Accounts receivable [note 6]	-	204,980	-	204,980
Derivative assets [note 10]
Foreign currency contracts	45,605	-	-	45,605
Investments in equity securities [note 10]	-	-	43,873	43,873

	$45,605	$1,148,347	$43,873	$1,237,825

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$233,649	$-	$233,649
Lease obligation [note 14]	-	7,951	-	7,951
Derivative liabilities [note 14]
Foreign currency contracts	4,733	-	-	4,733
Long-term debt [note 13]	-	995,541	-	995,541

	4,733	1,237,141	-	1,241,874

Net	$40,872	$(88,794)	$43,873	$(4,049)

At December 31, 2019

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$1,062,431	$-	$1,062,431
Accounts receivable [note 6]	-	328,044	-	328,044
Derivative assets [note 10]
Foreign currency contracts	8,191	-	-	8,191
Interest rate contracts	2,313	-	-	2,313
Investments in equity securities [note 10]	-	-	24,408	24,408

	$10,504	$1,390,475	$24,408	$1,425,387

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$181,799	$-	$181,799
Lease obligation	-	12,869	-	12,869
Derivative liabilities [note 14]
Foreign currency contracts	12,524	-	-	12,524
Long-term debt [note 13]	-	996,718	-	996,718

	12,524	1,191,386	-	1,203,910

Net	$(2,020)	$199,089	$24,408	$221,477

Fair value measurement, carrying amounts

As at December 31, 2020

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$45,605	$-	$45,605	$45,605
Investments in equity securities [note 10]	43,873	43,873	-	43,873
Derivative liabilities [note 14]
Foreign currency contracts	(4,733)	-	(4,733)	(4,733)
Long-term debt [note 13]	(995,541)	-	(1,173,280)	(1,173,280)

Net	$(910,796)	$43,873	$(1,132,408)	$(1,088,535)

As at December 31, 2019

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$8,191	$-	$8,191	$8,191
Interest rate contracts	2,313	-	2,313	2,313
Investments in equity securities [note 10]	24,408	24,408	-	24,408
Derivative liabilities [note 14]
Foreign currency contracts	(12,524)	-	(12,524)	(12,524)
Long-term debt [note 13]	(996,718)	-	(1,111,923)	(1,111,923)

Net	$(974,330)	$24,408	$(1,113,943)	$(1,089,535)

Fair value of derivative instruments and classification

	2020	2019

Non-hedge derivatives:
Foreign currency contracts	$40,872	$(4,333)
Interest rate contracts	-	2,313

Net	$40,872	$(2,020)

Classification:
Current portion of long-term receivables, investments and other [note 10]	$16,466	$4,144
Long-term receivables, investments and other [note 10]	29,139	6,360
Current portion of other liabilities [note 14]	(1,658)	(7,505)
Other liabilities [note 14]	(3,075)	(5,019)

Net	$40,872	$(2,020)

Summary of components of non-hedge derivative gains losses

The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2020	2019

Non-hedge derivatives:
Foreign currency contracts	$30,600	$31,863
Interest rate contracts	5,977	2,068
Uranium contracts	-	(1,662)

Net	$36,577	$32,269